RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 28	$ 25
Post-employment benefits	4	3
Share-based payments and other	25	27
Key management personnel compensation	$ 57	$ 55